Label	Element	Value
AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek a positive return based on a combination of income and, secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 45 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 52 of the statement of additional information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts and Waivers.” Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through October 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on February 18, 2020 through the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities and derivatives that provide exposure to fixed-income securities. The Fund’s investments may be of any maturity or duration, although, under normal market conditions, the Fund’s dollar-weighted average maturity is expected to be under three years. The Fund’s dollar-weighted average maturity may, at times, exceed three years under certain circumstances, including, for example, in response to adverse market conditions or shareholder redemption requests. The Fund will invest primarily in investment-grade instruments, although up to one-third of its total assets may be invested in non-investment grade securities (also referred to as “high-yield” or “junk” bonds). The Fund’s holdings may be denominated in U.S. and non-U.S. currencies, and all non-U.S. currency exposure will typically be hedged back to the U.S. dollar using currency forward contracts. The Fund may also have direct exposure to non-U.S. currencies for investment or hedging purposes.The Fund’s fixed-income investments will primarily include obligations issued or guaranteed by the U.S. government and non-U.S. governments and their agencies, instrumentalities or political subdivisions, obligations of supranational entities, sovereign and quasi-sovereign debt, inflation-indexed securities, corporate bonds, trust preferred securities, convertible preferred securities, convertible and non-convertible debt, contingent convertible bonds (“CoCos”), variable and floating-rate securities, zero coupon securities, collateralized loan obligations (“CLOs”), mortgage-backed and other asset-backed securities, collateralized mortgage obligations (“CMOs”) and other mortgage-related products (including commercial and residential loans). The Fund’s holdings may include restricted instruments, such as Rule 144A securities. The Fund may have significant exposure to the Financial sector and to issuers located in, or with economic ties to, the United Kingdom. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financial sector and the United Kingdom may decline, and the Fund’s exposure to other market sectors or geographic areas may increase. To a lesser extent, the Fund may also invest in equity securities, primarily including preferred stock of U.S. and non-U.S. companies of any market capitalization.The Fund may use derivative instruments primarily to reduce or adjust exposures to credit spreads, interest rates or currency exchange rates, to enhance total return or to substitute for the purchase or sale of the underlying securities or currencies. The Fund will generally invest in forward contracts (including deliverable and non-deliverable currency forwards).To a lesser extent, the Fund may also invest in futures (including US treasury futures), swaps (including credit default, total return, interest rate and cross-currency swaps), options (including puts and calls), warrants and structured notes. The Fund’s use of derivatives may be extensive. Derivative positions may also require the Fund to segregate liquid assets to cover its obligations.In selecting investments, the Fund’s sub-advisor develops a top-down, macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor then performs a bottom-up analysis of individual issuers that focuses on the issuer’s creditworthiness and considers historical trends and patterns in an instrument’s price and relative valuation. The sub-advisor examines the relative risk and return characteristics of each investment and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value or experience unwanted volatility, or when better investment opportunities are identified. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives.The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.Allocation RiskThe sub-advisor’s judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor’s judgments about asset allocation will be correct. This risk may be increased by the use of derivatives to increase allocations to various market exposures.Asset-Backed and Mortgage-Related Securities RiskInvestments in asset-backed and mortgage-related securities are influenced by the factors affecting the assets underlying the securities or the housing market. Investments in asset-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, call risk, valuation risk, and illiquid and restricted securities risk. A decline in the credit quality of the issuers of asset-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets or mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value. Additionally, certain mortgage-related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.Callable Securities RiskThe Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.Collateralized Loan Obligations (“CLOs”) RiskThe risks of an investment in a CLO depend largely on the type of collateral securities and the class of instrument in which the Fund invests. The American Beacon TwentyFour Short Term Bond Fund typically will invest in CLOs collateralized by senior bank loans. Therefore, the CLOs in which the Fund invests will be subject to loan interests risk. In addition, CLOs normally are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk. CLOs also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes in the event of an issuer’s insolvency; and (iv) that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.Loan Interest Risk. In making investments in bank loans or senior loans, the Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Fund once it receives payment on the underlying loan. The Fund will also rely on the financial institution to pursue appropriate remedies against a borrower in the event that the borrower defaults. As such, the Fund may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower.Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Prospectus. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of the Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Fund to sell them at prices that are less than what the Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit the Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.Contingent Convertible Securities (“CoCos”) RiskContingent convertible securities (“CoCos”) either are converted into equity securities of the issuer or have their principal written down if the issuer’s capital falls below a predetermined “trigger” level. CoCos are subordinated debt and the Fund’s claims will generally be junior to the claims of other creditors if the issuer liquidates or dissolves. Interest payments on CoCos could be canceled by the issuer or a regulator. If the issuer converts the CoCo to an equity security, the Fund would lose interest payments and potentially all income. The Fund’s investment would be even further subordinated if a CoCo were converted to an equity security. The issuer could alternatively write down the principal due on the CoCos. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value, or even a complete loss on investment with no chance of recovery. CoCos carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk.Convertible Securities RiskThe value of a convertible security, including a convertible preferred security, typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in below investment grade debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible security‘s investment value. In addition, to the extent the Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks. Convertible securities are sensitive to movement in interest rates.Counterparty RiskThe Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.Credit RiskThe Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.Currency RiskThe Fund may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies. The Fund may gain exposure to foreign currencies because of its investments in one or more of the following:Non-U.S. currenciesSecurities denominated in non-U.S. currenciesOptions on non-U.S. currencies and non-U.S. currency futures, which are described below under “Derivatives Risk - Options.”Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), which are described below under “Derivatives Risk - Futures and Forward Contracts”Non-U.S. currency futures contracts, which are described below under “Derivatives Risk - Futures and Forward Contracts”Swaps for cross-currency transactions, which are described below under “Derivatives Risk - Swaps.”Cybersecurity and Operational RiskOperational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund and its service providers as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.Derivatives RiskDerivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may at times be illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance. In addition, the Fund’s investments in derivatives are subject to the following risks:Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.Forward Contracts Risk. Forward contracts, including NDFs, are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency, and other risks inherent in trading derivatives. The use of forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying the forward contract. Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.Options Risk. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options. If an option that the Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and any transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying security instead of the call option. If the Fund sells (writes) a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns, and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and any transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. If the Fund sells (writes) a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund.Structured Notes Risk. Structured notes are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The movement of such factors may cause significant price fluctuations. A structured note may be positively or negatively indexed. Structured notes are subject to interest rate risk, market risk, liquidity risk and counterparty risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. Structured notes may have a limited trading market, making it difficult to value them or sell them at an acceptable price.Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. The Fund may invest in the following types of swaps:Credit default swaps, which may be subject to credit risk and the risks associated with the purchase and sale of credit protection.Cross-currency swaps, which may be subject to currency risk and credit risk.Interest rate swaps, which may be subject to interest rate risk and credit risk.Total return swaps, which may be subject to credit risk and, if the underlying securities are bonds or other debt obligations, market risk and interest rate risk.Warrants Risk. Warrants are derivative securities that give the holder the right to purchase a specified amount of securities at a specified price. Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.Equity Investments RiskEquity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.Foreign Investing RiskNon-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Geographic Concentration RiskFrom time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds.United Kingdom Securities Risk. The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. On January 31, 2020, the United Kingdom left the European Union, commonly referred to as “Brexit,” and entered into a transition period that is scheduled to end on December 31, 2020. Brexit has introduced, and may continue to introduce, significant uncertainties and instability in the financial markets. Negotiations to settle what form Brexit will take are due to be finalized during the transition period and, therefore, at present the political and economic consequences of Brexit are uncertain, including the effect of Brexit on the United Kingdom’s economy or the broader global economy or the value of the British pound. Although the sub-advisor intends to hedge the Fund’s assets back to the US dollar, the depreciation of the British pound sterling and/or the Euro in relation to the US dollar as a result of Brexit would adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer. There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes cannot be fully known. Any further withdrawals from the European Union could cause additional market disruption globally.Hedging RiskIf the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.High Portfolio Turnover RiskPortfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.High Yield Securities RiskExposure to high yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.Inflation Index-Linked Securities RiskUnlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. For inflation index-linked debt securities for which repayment of the original principal upon maturity (as adjusted for inflation) is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall. Because the interest and/or principal payments on an inflation index-linked security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by the value of the Fund’s investments in inflation index-linked securities.Interest Rate RiskGenerally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of three years, a 1% increase in interest rates could be expected to result in a 3% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. As of the date of this Prospectus, interest rates are historically low. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.Investment RiskAn investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.Issuer RiskThe value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.Large-Capitalization Companies RiskThe securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities. Many larger capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.Leverage RiskThe Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.LIBOR Risk Certain of the instruments identified in the Fund’s principal investment strategies have variable or floating coupon rates that are based on the ICE LIBOR (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR by the end of 2021. These arrangements and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.Liquidity RiskThe Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.Market RiskThe Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.Recent Market Events. An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.Market Timing RiskThe Fund is subject to the risk of market timing activities by investors due to the Fund’s investments in high yield and foreign securities, or its exposure to high yield, and foreign securities through the derivatives it holds. The limited trading activity of some high yield securities may result in market prices that do not reflect the true market value of these securities. If the Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Fund’s calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. As a result, the Fund in certain instances may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio managers’ ability to execute efficient investment strategies. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.Mid-Capitalization Companies RiskInvesting in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in interest rates, borrowing costs and earnings.Non-Diversification RiskThe Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.Prepayment and Extension RiskPrepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced.Recently-Organized/Smaller Fund RiskThe current performance and expenses of a recently-organized and/or smaller fund, such as the Fund, may not represent how such fund is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a recently-organized and/or smaller fund. The shareholder fees and annual fund operating expenses of a recently-organized and/or smaller fund may also be higher than those of a fund that has fully implemented its investment strategies and attracted sufficient assets to achieve investment and trading efficiencies. Recently-organized and/or smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and they achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a recently-organized and/or smaller fund’s investment strategies may require a longer period of time to show returns that are representative of the strategies.Redemption RiskThe Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.Reliance on Corporate Management and Financial Reporting RiskThe sub-advisor may select investments for the Fund in part on the basis of information and data made directly available to the sub-advisor by the issuers of securities or through sources other than the issuers such as collateral pool servicers. The sub-advisor is dependent upon the integrity of the management of these issuers and of such servicers and the financial and collateral performance reporting processes in general.Restricted Securities RiskSecurities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.Sector RiskWhen the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.Secured, Partially Secured and Unsecured Obligation RiskDebt obligations may be secured, partially secured or unsecured. Interests in secured and partially-secured obligations have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. However, there is no assurance that the liquidation of collateral from a secured or partially-secured obligation would satisfy the borrower’s obligation, or that the collateral can be liquidated. Furthermore, there is a risk that the value of any collateral securing an obligation in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the obligation. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Unsecured debt, including senior unsecured and subordinated debt, will not be secured by any collateral and will be effectively subordinated to a borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness). With respect to unsecured obligations, the Fund lacks any collateral on which to foreclose to satisfy its claim in whole or in part. Such instruments generally have greater price volatility than that of fully secured holdings and may be less liquid.Securities Selection RiskSecurities selected by the sub-advisor for the Fund may not perform to expectations. It may not be possible to predict or to hedge against a widening in the yield of the securities selected by the sub-advisor. This could result in the Fund’s underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.Segregated Assets RiskIn connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.Small Capitalization Companies RiskInvesting in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger-capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to changes in interest rates, borrowing costs and earnings.Sovereign and Quasi-Sovereign Debt RiskSovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.Supranational RiskObligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Political changes in principal donor nations may also unexpectedly disrupt the finances of supranational entities. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investments in non-U.S. currencies.Trust Preferred Securities RiskTrust preferred securities are subject to market risk, interest rate risk and credit risk. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company. Trust preferred securities prices fluctuate for several reasons, including changes in the financial condition of an issuer, investors’ perception of the financial condition of an issuer, or the general economic condition of the market for trust preferred securities.U.S. Government Securities and Government-Sponsored Enterprises RiskA security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (‘‘FHLB’’), Federal Farm Credit Bank (“FFCB”), and the Tennessee Valley Authority, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.Valuation RiskThe Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.Variable and Floating Rate Securities RiskThe coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, LIBOR or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.Zero Coupon Securities RiskZero coupon securities are securities that do not make periodic interest payments. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification RiskThe Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not provided because the Fund has not been in operation for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When available, performance for the Fund can be accessed on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 45 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 52 of the statement of additional information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts and Waivers.” Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (‘‘CDSC’’) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through October 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in fixed-income securities and derivatives that provide exposure to fixed-income securities. The Fund’s investments may include fixed-income instruments of any maturity or duration. The instruments in which the Fund may invest may be denominated in U.S. and non-U.S. currencies, and all non-U.S. currency exposure will typically be hedged back to the U.S. dollar using foreign currency forward contracts. The Fund may also have direct exposure to non-U.S. currencies for investment or hedging purposes.The fixed-income securities in which the Fund invests primarily include obligations issued or guaranteed by the U.S. government and non-U.S. governments and their agencies, instrumentalities or political subdivisions, obligations of supranational entities, sovereign and quasi-sovereign debt, emerging-markets debt, inflation-indexed securities, corporate bonds, bank loans, trust preferred securities, convertible preferred securities, convertible and non-convertible debt, contingent convertible bonds (“CoCos”), variable and floating-rate securities, collateralized loan obligations (“CLOs”), mortgage-backed and other asset-backed securities, collateralized mortgage obligations (“CMOs”) and other mortgage-related products (including commercial and residential loans). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds, shares of real estate investment trusts (“REITs”) and restricted securities. The Fund may have significant exposure to the Financial sector and to issuers located in, or with economic ties to, the United Kingdom. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financial sector and the United Kingdom may decline, and the Fund’s exposure to other market sectors or geographic areas may increase.The Fund may invest a significant portion of its total assets in non-investment grade securities (also referred to as “high-yield” or ’’junk” bonds), and in U.S. Treasury obligations.The Fund may also invest in unrated securities and may invest in equity securities including preferred stocks of U.S. and foreign companies of any market capitalization.The Fund may take long or short positions in fixed-income and equity securities and currencies. Short positions will generally be entered into for hedging purposes or to attempt to reduce or adjust certain investment risks.The Fund may use derivative instruments to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance total return, to change the effective duration of its portfolio, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities or currencies. The Fund will generally invest in forward contracts (including deliverable and non-deliverable currency forwards). To a lesser extent, the Fund may also invest in futures (including US treasury futures), swaps (including credit default, total return, interest rate and cross-currency swaps), options (including puts and calls), warrants and structured notes. The Fund’s use of derivatives may be extensive. Derivative positions may also require the Fund to segregate liquid assets to cover its obligations.In selecting investments, the Fund’s sub-advisor develops a top-down macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor then performs a bottom-up analysis of individual issuers that focuses on an issuer’s creditworthiness and considers historical trends and patterns in an instrument’s price and relative valuation. The sub-advisor examines the relative risk and return characteristics of each investment and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value or experience unwanted volatility or when better investment opportunities are identified. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.Allocation RiskThe sub-advisor’s judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor’s judgments about asset allocation will be correct. This risk may be increased by the use of derivatives to increase allocations to various market exposures.Asset-Backed and Mortgage-Related Securities RiskInvestments in asset-backed and mortgage-related securities are influenced by the factors affecting the assets underlying the securities or the housing market. Investments in asset-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, call risk, valuation risk, and illiquid and restricted securities risk. A decline in the credit quality of the issuers of asset-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets or mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value. Additionally, certain mortgage-related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.Collateralized Mortgage Obligation Risk. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.Asset Selection RiskAssets selected by the Manager or the sub-advisor for the Fund may not perform to expectations. The investment models used to manage the Fund may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.Callable Securities RiskThe Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.Collateralized Loan Obligations (“CLOs”) RiskThe risks of an investment in a CLO depend largely on the type of collateral securities and the class of instrument in which the Fund invests. In addition, CLOs normally are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk. CLOs also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes in the event of an issuer’s insolvency; and (iv) that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.Contingent Convertible Securities (“CoCos”) RiskContingent convertible securities (“CoCos”) either are converted into equity securities of the issuer or have their principal written down if the issuer’s capital falls below a predetermined “trigger” level. CoCos are subordinated debt and the Fund’s claims will generally be junior to the claims of other creditors if the issuer liquidates or dissolves. Interest payments on CoCos could be canceled by the issuer or a regulator. If the issuer converts the CoCo to an equity security, the Fund would lose interest payments and potentially all income. The Fund’s investment would be even further subordinated if a CoCo were converted to an equity security. The issuer could alternatively write down the principal due on the CoCos. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value, or even a complete loss on investment with no chance of recovery. CoCos carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk.Convertible Securities RiskThe value of a convertible security, including a convertible preferred security, typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in below investment grade debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible security‘s investment value. In addition, to the extent the Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks. Convertible securities are sensitive to movement in interest rates.Counterparty RiskThe Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.Credit RiskThe Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.Currency RiskThe Fund may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies. The Fund may gain exposure to foreign currencies because of its investments in one or more of the following:Non-U.S. currenciesSecurities denominated in non-U.S. currenciesForeign currency forward contracts, including non-deliverable forwards (“NDFs”), which are described below under “Derivatives Risk - Futures and Forward Contracts.”Non-U.S. currency futures contracts, which are described below under “Derivatives Risk - Futures and Forward Contracts”Options on non-U.S. currencies and non-U.S. currency futures, which are described below under “Derivatives Risk - Options.”Swaps for cross-currency transactions, which are described below under “Derivatives Risk - Swaps.”Cybersecurity and Operational RiskOperational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund and its service providers as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.Derivatives RiskDerivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may at times be illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance. In addition, the Fund’s investments in derivatives are subject to the following risks:Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.Forward Contracts Risk. Forward contracts, including NDFs, are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency, and other risks inherent in trading derivatives. The use of forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying the forward contract. Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.Options Risk. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options. If an option that the Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and any transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying security instead of the call option. If the Fund sells (writes) a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns, and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and any transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. If the Fund sells (writes) a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund.Structured Notes Risk. Structured notes are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The movement of such factors may cause significant price fluctuations. A structured note may be positively or negatively indexed. Structured notes are subject to interest rate risk, market risk, liquidity risk and counterparty risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. Structured notes may have a limited trading market, making it difficult to value them or sell them at an acceptable price.Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. The Fund may invest in the following types of swaps:Credit default swaps, which may be subject to credit risk and the risks associated with the purchase and sale of credit protection.Cross-currency swaps, which may be subject to currency risk and credit risk.Interest rate swaps, which may be subject to interest rate risk and credit risk.Total return swaps, which may be subject to credit risk and, if the underlying securities are bonds or other debt obligations, market risk and interest rate risk.Warrants Risk. Warrants are derivative securities that give the holder the right to purchase a specified amount of securities at a specified price. Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.Emerging Markets RiskWhen investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.Equity Investments RiskEquity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.Real Estate Investment Trusts (“REITs”) Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended (“Investment Company Act”). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise. REITs tend to be small- to mid-capitalization securities and, as such, are subject to the risks of investing in small- to mid-capitalization securities.Flexible Strategy RiskThe Fund uses a variety of investment strategies to achieve its investment objective. The sub-advisor does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market.Foreign Investing RiskNon-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Geographic Concentration RiskFrom time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds.United Kingdom Securities Risk. The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. On January 31, 2020, the United Kingdom left the European Union, commonly referred to as “Brexit,” and entered into a transition period that is scheduled to end on December 31, 2020. Brexit has introduced, and may continue to introduce, significant uncertainties and instability in the financial markets. Negotiations to settle what form Brexit will take are due to be finalized during the transition period and, therefore, at present the political and economic consequences of Brexit are uncertain, including the effect of Brexit on the United Kingdom’s economy or the broader global economy or the value of the British pound. Although the sub-advisor intends to hedge the Fund’s assets back to the US dollar, the depreciation of the British pound sterling and/or the Euro in relation to the US dollar as a result of Brexit would adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer. There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes cannot be fully known. Any further withdrawals from the European Union could cause additional market disruption globally.Hedging RiskIf the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.High Portfolio Turnover RiskPortfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.High Yield Securities RiskExposure to high yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.Inflation Index-Linked Securities RiskUnlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. For inflation index-linked debt securities for which repayment of the original principal upon maturity (as adjusted for inflation) is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall. Because the interest and/or principal payments on an inflation index-linked security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by the value of the Fund’s investments in inflation index-linked securities.Interest Rate RiskGenerally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. As of the date of this Prospectus, interest rates are historically low. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.Investment RiskAn investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.Issuer RiskThe value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.Large-Capitalization Companies RiskThe securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities. Many larger capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.Leverage RiskThe Fund’s use of derivative instruments and selling securities short may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.LIBOR Risk Certain of the instruments identified in the Fund’s principal investment strategies have variable or floating coupon rates that are based on the ICE LIBOR (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR by the end of 2021. These arrangements and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.Liquidity RiskThe Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.Loan Interests RiskIn making investments in bank loans or senior loans, the Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Fund once it receives payment on the underlying loan. The Fund will also rely on the financial institution to pursue appropriate remedies against a borrower in the event that the borrower defaults. As such, the Fund may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower.Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Prospectus. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of the Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Fund to sell them at prices that are less than what the Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit the Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.Market RiskThe Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.Recent Market Events. An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.Market Direction RiskSince the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions.Market Timing RiskThe Fund is subject to the risk of market timing activities by investors due to the Fund’s investments in high yield and foreign securities, or its exposure to high yield, and foreign securities through the derivatives it holds. The limited trading activity of some high yield securities may result in market prices that do not reflect the true market value of these securities. If the Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Fund’s calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. As a result, the Fund in certain instances may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio managers’ ability to execute efficient investment strategies. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.Mid-Capitalization Companies RiskInvesting in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in interest rates, borrowing costs and earnings.Other Investment Companies RiskTo the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:ETFs. Because exchange-traded funds (“ETFs”) are listed on an exchange, they may be subject to trading halts, may trade at a premium or discount to their net asset value (“NAV”) and may not be liquid. An ETF that tracks an index may not precisely replicate the returns of that index, and an actively-managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives.Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.Prepayment and Extension RiskPrepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced.Redemption RiskThe Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.Reliance on Corporate Management and Financial Reporting RiskThe sub-advisor may select investments for the Fund in part on the basis of information and data made directly available to the sub-advisor by the issuers of securities or through sources other than the issuers such as collateral pool servicers. The sub-advisor is dependent upon the integrity of the management of these issuers and of such servicers and the financial and collateral performance reporting processes in general.Restricted Securities RiskSecurities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.Sector RiskWhen the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.Secured, Partially Secured and Unsecured Obligation RiskDebt obligations may be secured, partially secured or unsecured. Interests in secured and partially-secured obligations have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. However, there is no assurance that the liquidation of collateral from a secured or partially-secured obligation would satisfy the borrower’s obligation, or that the collateral can be liquidated. Furthermore, there is a risk that the value of any collateral securing an obligation in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the obligation. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Unsecured debt, including senior unsecured and subordinated debt, will not be secured by any collateral and will be effectively subordinated to a borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness). With respect to unsecured obligations, the Fund lacks any collateral on which to foreclose to satisfy its claim in whole or in part. Such instruments generally have greater price volatility than that of fully secured holdings and may be less liquid.Securities Selection RiskSecurities selected by the sub-advisor for the Fund may not perform to expectations. It may not be possible to predict or to hedge against a widening in the yield of the securities selected by the sub-advisor. This could result in the Fund’s underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.Segregated Assets RiskIn connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.Short Position RiskThe Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. As there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated, the Fund’s losses are potentially unlimited in a short position transaction. The Fund may invest the proceeds of a short sale and, therefore, be subject to the effect of leverage, in that short selling may amplify changes in the Fund’s NAV since it may increase the exposure of the Fund to certain markets and may increase losses and the volatility of returns.Small Capitalization Companies RiskInvesting in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger-capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to changes in interest rates, borrowing costs and earnings.Sovereign and Quasi-Sovereign Debt RiskSovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in emerging markets. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.Supranational RiskObligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Political changes in principal donor nations may also unexpectedly disrupt the finances of supranational entities. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investments in non-U.S. currencies.Trust Preferred Securities RiskTrust preferred securities are subject to market risk, interest rate risk and credit risk. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company. Trust preferred securities prices fluctuate for several reasons, including changes in the financial condition of an issuer, investors’ perception of the financial condition of an issuer, or the general economic condition of the market for trust preferred securities.Unrated Securities RiskBecause the Fund may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Unrated securities are subject to the risk that the sub-advisor may not accurately evaluate the security’s comparative credit rating. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.U.S. Government Securities and Government-Sponsored Enterprises RiskA security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (‘‘FHLB’’), Federal Farm Credit Bank (“FFCB”), and the Tennessee Valley Authority, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.U.S. Treasury Obligations RiskThe value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.Valuation RiskThe Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.Variable and Floating Rate Securities RiskThe coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, LIBOR or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based market index, which is the Fund’s benchmark index, as well as an additional broad-based market index, for the periods indicated. In the table below, the performance for the A Class and C Class shares for periods prior to October 29, 2018 represents the returns of the Fund’s R5 Class shares. The A Class and C Class shares would have had similar annual returns to the Fund’s R5 Class because the shares of each class represent investments in the same portfolio securities. However, because the R5 Class shares have lower expenses than the A Class and C Class shares, their performance was better than the performance the A Class and C Class shares would have realized in the same period. The A Class and C Class shares performance shown in the table has not been adjusted for differences in operating expenses of the newer and older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based market index, which is the Fund’s benchmark index, as well as an additional broad-based market index, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return:3.88%1st Quarter 201901/01/2018 through 12/31/2019Lowest Quarterly Return:-1.95%4th Quarter 201801/01/2018 through 12/31/2019The calendar year-to-date total return as of September 30, 2020 was 2.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
ICE BofA U.S. Dollar LIBOR 3-Month Constant Maturity Index | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Bloomberg Barclays Global Aggregate Index (Hedged to USD) | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[1]
Bloomberg Barclays Global Aggregate Index | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
A Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 706
A Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,910
1 Year	rr_AverageAnnualReturnYear01	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
C Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 697
C Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,459
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,459
1 Year	rr_AverageAnnualReturnYear01	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
Y Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 374
Y Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,314
1 Year	rr_AverageAnnualReturnYear01	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
R6 Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 343
Institutional Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,222
1 Year	rr_AverageAnnualReturnYear01	11.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Investor Class | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,685
Annual Return 2018	rr_AnnualReturn2018	(1.26%)
Annual Return 2019	rr_AnnualReturn2019	11.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The calendar year-to-date total return as of September 30, 2020 was 2.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:3.88%1st Quarter 201901/01/2018 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:-1.95%4th Quarter 201801/01/2018 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Investor Class | After Taxes on Distributions | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Investor Class | After Taxes on Distributions and Sales | AB TwentyFour Funds_FYE_06_30_PRO | American Beacon TwentyFour Strategic Income
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%

[1]	Prior to October 28, 2020, the Fund’s secondary benchmark was the Bloomberg Barclays Global Aggregate Index which tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. The Fund changed its benchmark to the Bloomberg Barclays Global Aggregate Index (Hedged to USD) because it more accurately reflects the Fund’s investment strategy.
[2]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[3]	Other Expenses are based on estimated expenses for the current fiscal year.
[4]	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, and R6 Class shares, as applicable, through October 31, 2021 to the extent that Total Annual Fund Operating Expenses exceed 0.87% for the A Class, 1.62% for the C Class, 0.57% for the Y Class, and 0.47% for the R6 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[5]	A contingent deferred sales charge (‘‘CDSC’’) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through October 31, 2021, to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.84% for the C Class, 0.80% for the Y Class, 0.72% for the R5 Class, and 1.09% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[8]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for A Class, C Class, and Y Class shares do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund’s Financial Highlights table, which reflects the Fund’s expenses, including its fee waiver and/or expense reimbursement agreement in effect through October 31, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund’s Board effective through October 31, 2021, which differs from the prior agreement.